LONG-TERM LOANS FROM OTHERS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Disclosure of long-term loans from others explanatory

	December 31,
	2022	2021
	US Dollars in thousands
Long-term loans from others (*)(**)	7,367	3,219
Less - current maturities	(3,585)	(2,989)
	3,782	230

(*)	The balance is composed of loans received from an acquirer of the Group.
(**)	The carrying amount of the credit and loans from banks reasonably approximate their fair value.